CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 126,709	$ (5,098)	$ (6,531)
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale, net of tax of $(23,131), $(3,172) and $4,692, respectively	(43,039)	(5,889)	8,713
Other	82
Comprehensive income (loss)	83,752	(10,987)	2,182
Less: comprehensive income attributable to noncontrolling interest	1,367	494
Comprehensive income (loss) applicable to Hilltop	$ 82,385	$ (11,481)	$ 2,182